UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   June 5, 2000


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:   $113,352



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      608 61152.288SH       SOLE                61152.288
AT&T Corp Liberty Media Group  COM              001957208     2781    46880 SH       SOLE                    46880
American Home Products         COM              026609107     5999   111615 SH       SOLE                   111615
American Intl. Group           COM              026874107      608     5555 SH       SOLE                     5555
Astoria Financial Corp         COM              046265104      218     7679 SH       SOLE                     7679
BCE Inc.                       COM              05534B109     5619    44794 SH       SOLE                    44794
Bristol-Myers-Squibb           COM              110122108      423     7298 SH       SOLE                     7298
Chase Manhattan Corp.          COM              16161A108     2123    24350 SH       SOLE                    24350
Citigroup, Inc.                COM              172967101     2968    49567 SH       SOLE                    49567
Colgate-Palmolive Co           COM              194162103      321     5700 SH       SOLE                     5700
Columbia Energy                COM              197648108     2447    41304 SH       SOLE                    41304
Computer Sciences Corp.        COM              205363104     3456    43676 SH       SOLE                    43676
Conoco Inc. 'A'                COM              208251306     1552    63010 SH       SOLE                    63010
Corning Inc.                   COM              219350105     3280    16908 SH       SOLE                    16908
DST Systems                    COM              233326107     2288    35235 SH       SOLE                    35235
DuPont (E.I.)                  COM              263534109     2090    39477 SH       SOLE                    39477
El Paso Energy                 COM              283905107     2532    62718 SH       SOLE                    62718
Eli Lilly                      COM              532457108     1475    23553 SH       SOLE                    23553
Exxon Mobil Corporation        COM              30231G102      430     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104       77    11350 SH       SOLE                    11350
Fannie Mae                     COM              313586109     2070    36603 SH       SOLE                    36603
First Data Corp.               COM              319963104     1666    37550 SH       SOLE                    37550
First Union Corp.              COM              337358105     1569    42113 SH       SOLE                    42113
FleetBoston Financial Corp.    COM              339030108     2265    62053 SH       SOLE                    62053
Four Media Company             COM              350872107      165    10704 SH       SOLE                    10704
General Electric               COM              369604103      619     3979 SH       SOLE                     3979
Global Crossing Corp.          COM              G3921A100      205     5000 SH       SOLE                     5000
Halliburton Company            COM              406216101     1553    37764 SH       SOLE                    37764
Hewlett-Packard                COM              428236103     2498    18800 SH       SOLE                    18800
Honeywell Intl.                COM              438516106     2114    40119 SH       SOLE                    40119
Int'l Business Mach Corp       COM              459200101     2204    18675 SH       SOLE                    18675
Intel Corp.                    COM              458140100     3175    24064 SH       SOLE                    24064
Intermedia Comm.               COM              458801107      272     5630 SH       SOLE                     5630
Johnson & Johnson              COM              478160104     1711    24352 SH       SOLE                    24352
Lucent Technologies, Inc.      COM              549463107     2394    39090 SH       SOLE                    39090
MCI WorldCom                   COM              55268B106     1816    40069 SH       SOLE                    40069
MediaOne Group, Inc.           COM              58440J104     3383    41760 SH       SOLE                    41760
Mellon Financial Corp.         COM              58551A108     2070    69583 SH       SOLE                    69583
Minnesota Mining & Mfg.        COM              604059105     1659    18730 SH       SOLE                    18730
Mitchell Energy/Dev. 'B'       COM              606592301      281    12780 SH       SOLE                    12780
NCR Corp.                      COM              62886E108     2263    56395 SH       SOLE                    56395
New York Times                 COM              650111107     2471    57554 SH       SOLE                    57554
Nortel Networks Corp           COM              656569100      353     2800 SH       SOLE                     2800
Oracle Corp.                   COM              68389X105     5916    75780 SH       SOLE                    75780
PSINet, Inc.                   COM              74437C101     1437    42250 SH       SOLE                    42250
PepsiCo Inc.                   COM              713448108     1786    51201 SH       SOLE                    51201
Pfizer Inc.                    COM              717081103      413    11300 SH       SOLE                    11300
Proctor & Gamble               COM              742718109      331     5866 SH       SOLE                     5866
Royal Dutch Pete Co NY Registr COM              780257804      220     3800 SH       SOLE                     3800
SBC Communications             COM              78387G103     2420    57455 SH       SOLE                    57455
Scientific-Atlanta             COM              808655104     5292    83668 SH       SOLE                    83668
Telefonica SA Sponsored ADR    COM              879382208     3710    49883 SH       SOLE                    49883
Time Warner Inc.               COM              887315109     3973    39729 SH       SOLE                    39729
Tyco International             COM              902124106     1782    35550 SH       SOLE                    35550
United Technologies            COM              913017109     2583    40884 SH       SOLE                    40884
Warner-Lambert Co.             COM              934488107     3190    32660 SH       SOLE                    32660
Xerox Corp.                    COM              984121103      227     8750 SH       SOLE                     8750